Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of loan maturity

For the Year	Loan Maturity Amount
2025	$2,277
2026	1,204
2027	1,220
2028	1,298
2029	1,347
Thereafter	43,324
Total	$50,700

For the Year	Loan Maturity Amount
2025	$2,277
2026	1,204
2027	1,250
2028	1,298
2029	1,347
Thereafter	43,324
Total	$50,700